Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
NET REVENUE	$ 14,311,414	$ 12,562,599		$ 29,163,616
COST OF REVENUE	11,799,981	11,148,577		26,868,870
GROSS PROFIT	2,511,433	1,414,022		2,294,746
SELLING, GENERAL AND ADMINISTRATIVE, RESEARCH AND DEVELOPMENT EXPENSES	4,749,740	2,093,110		2,084,115
INCOME (LOSS) FROM OPERATIONS	(2,238,307)	(679,088)		210,631
Interest income, net	18,811	57,782		32,701
Investment income (loss)	(3,433,407)	966,711		217,593
Share of results of associates	126,333
Grant income	95,278	39,975		96,259
Other income (expenses)	561,478	(44,664)		130,450
Total Other income (expense)	(2,884,173)	1,019,804		477,003
INCOME (LOSS) BEFORE INCOME TAXES (BENEFIT)/ EXPENSE	(5,122,480)	340,716		687,634
INCOME TAXES (BENEFIT)/EXPENSE	(4,296,785)	11,936		248,254
NET INCOME (LOSS)	(825,695)	328,780		439,380
Less: net income (loss) attributable to non-controlling interest	35,525	(85,688)		(56,141)
NET INCOME (LOSS) ATTRIBUTABLE TO BGM GROUP LTD	(861,220)	414,468		495,521
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(767,989)	240,793		1,148,573
COMPREHENSIVE INCOME (LOSS)	(1,593,684)	569,573		1,587,953
Less: comprehensive income (loss) attributable to non - controlling interests	18,690	(70,153)		6,741
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BGM GROUP LTD	$ (1,612,374)	$ 639,726		$ 1,581,212
Earnings (loss) per common share - basic (in dollar per share)	$ (0.03)	$ 0.06	[1]	$ 0.07	[1]
Earnings (loss) per common share - diluted (in dollar per share)	$ (0.03)	$ 0.06	[1]	$ 0.07	[1]
Weighted average shares - basic (in shares)	31,615,463	7,226,480	[1]	7,226,480	[1]
Weighted average shares - diluted (in shares)	31,615,463	7,226,480	[1]	7,226,480	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.